Non-cash stock-based compensation - Detailed Disclosure Detail Of Stock Unit Activity Performance Stock (Detail) - Performance Stock Unit [Member] - Calyxt [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Detail Of Stock Unit Activity Performance Stock [Line Items]
Number of free shares outstanding, beginning balance	745,000	311,667
Number of performance stock units outstanding, Granted	530,000	600,000
Number of performance stock units outstanding, Vested	(145,000)	0
Number of performance stock units outstanding, Cancelled	0	(166,667)
Number of free shares outstanding, ending balance	1,130,000	745,000